Concentrations (Details Narrative) - 11 months ended Mar. 31, 2015	Total	Total
Number of vendors		3
Vendor One [Member]
Concentration percentage by vendors	46.00%
Vendor Two [Member]
Concentration percentage by vendors	17.00%
Vendor Three [Member]
Concentration percentage by vendors	10.00%